Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0002134863
Registrant Name	NeoCryo Inc
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A